Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Assets and Liabilities Recorded within Derivative Assets and Derivative Liabilities and Related Margin Deposits Recorded in Other Assets

The Company had the following derivative assets and liabilities recorded within Derivative assets and Derivative liabilities and related margin deposits recorded in Other assets on the consolidated balance sheets:

	December 31, 2016			December 31, 2015
		Fair value			Fair value
	Notional	Derivative	Derivative	Notional	Derivative	Derivative
Instrument	amount	assets	liabilities	amount	assets	liabilities
	(in thousands)
Derivatives not designated as hedging instruments:
Not subject to master netting arrangements:
Interest rate lock commitments	1,420,468	$7,069	$3,292	970,067	$4,983	$337
CRT Agreements	14,379,850	15,610	—	4,546,265	593	—
Subject to master netting arrangements:
Forward sale contracts	6,148,242	13,164	17,974	2,450,642	2,604	2,680
Forward purchase contracts	4,840,707	30,879	7,619	2,469,550	2,444	3,774
MBS put options	925,000	1,697	—	375,000	93	—
MBS call options	750,000	142	—	—	—	—
Swap futures	150,000	—	—	—	—	—
Eurodollar future sales contracts	1,351,000	—	—	1,755,000	—	—
Call options on interest rate futures	200,000	63	—	50,000	1,156	305
Put options on interest rate futures	550,000	2,469	—	1,600,000	1,512	39
Total derivative instruments before netting		71,093	28,885		13,385	7,135
Netting		(37,384)	(19,312)		(3,300)	(3,978)
		$33,709	$9,573		$10,085	$3,157
Margin deposits (received from) placed with derivatives counterparties included in Other assets		$(18,071)			$679

Net Gains (Losses) Recognized on Derivative Financial Instruments

Following are the net gains (losses) recognized by the Company on derivative financial instruments and the consolidated statements of income line items where such gains and losses are included:

		Year ended December 31,
Derivative activity	Income statement line	2016	2015	2014
		(in thousands)
CRT agreements	Net gain on investments	$32,500	$593	$—
Interest rate lock commitments	Net gain on mortgage loans acquired for sale	$87,836	$37,725	$73,693
Hedged item:
Interest rate lock commitments and mortgage loans acquired for sale	Net gain on mortgage loans acquired for sale	$50,274	$(16,781)	$(68,679)
Mortgage servicing rights	Net loan servicing fees	$2,271	$481	$11,527
Fixed-rate assets and LIBOR- indexed repurchase agreements	Net gain on investments	$7,251	$(19,353)	$(22,565)

Derivative Arising From CRT Agreements And Derivative Contracts [Member]
Summary of Activity in Notional Amount for Derivative Contracts and Derivatives Arising from CRT Agreements

The following tables summarize the notional amount activity for derivative contracts used to hedge the Company’s MBS, mortgage loans acquired for sale, mortgage loans at fair value held in a VIE, IRLCs and MSRs and for derivatives arising from CRT Agreements.

	Year ended December 31, 2016
	Balance,			Balance,
	beginning		Dispositions/	end
Instrument	of period	Additions	expirations	of period
	(in thousands)
CRT Agreements	4,546,265	11,190,933	(1,357,348)	14,379,850
Forward sales contracts	2,450,642	99,737,855	(96,040,255)	6,148,242
Forward purchase contracts	2,469,550	73,269,440	(70,898,283)	4,840,707
MBS put options	375,000	12,400,000	(11,850,000)	925,000
MBS call options	—	750,000	—	750,000
Swap futures	—	175,000	(25,000)	150,000
Eurodollar future sale contracts	1,755,000	282,000	(686,000)	1,351,000
Treasury future buy contracts	—	558,700	(558,700)	—
Treasury future sale contracts	—	558,700	(558,700)	—
Call options on interest rate futures	50,000	4,425,000	(4,275,000)	200,000
Put options on interest rate futures	1,600,000	7,445,000	(8,495,000)	550,000

	Year ended December 31, 2015
	Balance,			Balance,
	beginning		Dispositions/	end
Instrument	of period	Additions	expirations	of period
	(in thousands)
CRT Agreements	—	4,602,507	(56,242)	4,546,265
Forward sales contracts	1,601,283	51,449,971	(50,600,612)	2,450,642
Forward purchase contracts	1,100,700	37,757,703	(36,388,853)	2,469,550
MBS put option	340,000	2,177,500	(2,142,500)	375,000
MBS call option	—	140,000	(140,000)	—
Eurodollar future sale contracts	7,426,000	385,000	(6,056,000)	1,755,000
Eurodollar future purchase contracts	800,000	—	(800,000)	—
Treasury future sale contracts	85,000	161,500	(246,500)	—
Call options on interest rate futures	1,030,000	4,510,000	(5,490,000)	50,000
Put options on interest rate futures	275,000	5,743,000	(4,418,000)	1,600,000

	Year ended December 31, 2014
	Balance,			Balance,
	beginning		Dispositions/	end
Instrument	of period	Additions	expirations	of period
	(in thousands)
Forward sales contracts	3,588,027	45,904,253	(47,890,997)	1,601,283
Forward purchase contracts	2,781,066	33,418,838	(35,099,204)	1,100,700
MBS put option	55,000	2,087,500	(1,802,500)	340,000
MBS call option	110,000	230,000	(340,000)	—
Eurodollar future sale contracts	8,779,000	3,032,000	(4,385,000)	7,426,000
Eurodollar future purchase contracts	—	4,087,000	(3,287,000)	800,000
Treasury future sale contracts	105,000	482,600	(502,600)	85,000
Treasury future purchase contracts	—	439,200	(439,200)	—
Call options on interest rate futures	—	3,530,000	(2,500,000)	1,030,000
Put options on interest rate futures	52,500	1,687,500	(1,465,000)	275,000